Trade receivables	12 Months Ended
Dec. 31, 2024
Trade receivables [Abstract]
Trade receivables

7. Trade receivables

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables	133,657	148,057
Loss allowance	(60,513)	(69,137)
	73,144	78,920
Included in trade receivables per balance sheet	73,144	44,506
Included in assets classified as held for sale	—	34,414

The following is an aging analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition date.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
0 – 90 days	29,865	21,479
91 – 180 days	17,331	905
181 – 365 days	26,216	45,459
1 – 2 years	52,100	25,604
2 – 3 years	7,843	47,720
Over 3 years	302	6,890
	133,657	148,057

The Group uses a provision matrix to calculate ECLs for trade receivables that result from transactions within the scope of IFRS 15. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The provision matrix is based on the historical default rates taking into consideration forward-looking information that is reasonable, supportable and available without undue costs and effort.

The movement in ECL allowance for trade receivables during the years indicated is as follows:

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening loss allowance	22,252	60,513
Arising from business combination	105	—
Provision for loss allowance, net	38,156	10,341
Disposal of subsidiaries	—	(1,717)
Closing loss allowance	60,513	69,137
Included in trade receivables per balance sheet	60,513	63,865
Included in assets classified as held for sale	—	5,272

The ECL allowance as of December 31, 2023 and 2024 was determined based on aging as follows:

	Within 1	1-2	2-3	Over 3
	year	years	years	years
At December 31, 2023
Expected loss rate	9.6%	20.8%	55.3%	—
Gross carrying amount (RMB’000)	71,938	9,994	371	—
Loss allowance (RMB’000)	6,879	2,076	205	—

At December 31, 2024
Expected loss rate	11.1%	28.0%	49.2%	—
Gross carrying amount (RMB’000)	67,843	21,615	5,992	329
Loss allowance (RMB’000)	7,536	6,047	2,947	329

Besides from the above ECL allowance calculated using provision matrix, as of December 31, 2023 and 2024, loss allowance was fully made for specific trade receivables with gross amount of RMB51.4 million and RMB52.3 million, respectively, which were considered to be in default due to conditions indicating that the Group was unlikely to receive the outstanding contractual amounts.